DERIVATIVES ACTIVITIES - Cash Flow Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pretax change in accumulated other comprehensive income (loss)
Cash flow hedges expected to be reclassified within 12 months	$ 100
Maximum length of time hedged in cash flow hedge	10 years
Cash Flow Hedging
Pretax change in accumulated other comprehensive income (loss)
Effective portion of cash flow hedges included in AOCI	$ (150)	$ 137	$ 134
Effective portion of cash flow hedges reclassified from AOCI to earnings	(233)	(332)	(409)
Interest rate contracts | Cash Flow Hedging
Pretax change in accumulated other comprehensive income (loss)
Effective portion of cash flow hedges included in AOCI	(219)	357	299
Effective portion of cash flow hedges reclassified from AOCI to earnings	(140)	(186)	(260)
Foreign exchange contracts | Cash Flow Hedging
Pretax change in accumulated other comprehensive income (loss)
Effective portion of cash flow hedges included in AOCI	69	(220)	(167)
Effective portion of cash flow hedges reclassified from AOCI to earnings	(93)	(146)	(149)
Credit derivatives | Cash Flow Hedging
Pretax change in accumulated other comprehensive income (loss)
Effective portion of cash flow hedges included in AOCI	$ 0	$ 0	$ 2